STOCKHOLDERS' EQUITY DEFICIT - Preferred Stock (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000		5,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued (in shares)	0	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0	0